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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-23C-1


                       STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form. If acknowledgment is desired, file this form with the Commission in triplicate.)

                 REPORT FOR CALENDAR MONTH ENDED April 30, 1999
                                                 --------------

                           Swiss Helvetia Fund, Inc.
-------------------------------------------------------------------------------
               (Name of registered closed-end investment company)

-------------------------------------------------------------------------------------------------------------------
                                                                      Approximate Asset
  Date of                              Number of         Price       Value or Approximate            Name of Seller
   Each         Identification of       Shares            Per      Asset Coverage Per Share              or of
Transaction       Each Security        Purchased         Share       at Time of Purchase             Seller's Broker
--------------------------------------------------------------------------------------------------------------------
               Swiss Helvetia Fund
4/01/99         (Cusip-870875101)        7700            14.3125             17.51                        NYSE
4/05/99              (same)              2600            14.125              17.39                        NYSE
4/07/99              (same)              2600            14.25               17.68                        NYSE
4/08/99              (same)              7300            14.4949             18.02                        NYSE
4/09/99              (same)              5000            14.875              17.99                        NYSE
4/12/99              (same)              7500            14.65               17.98                        NYSE
4/13/99              (same)              7500            14.625              17.89                        NYSE
4/14/99              (same)              6000            14.4583             17.91                        NYSE
4/15/99              (same)              7500            14.1875             17.55                        NYSE
4/16/99              (same)              6000            14.151              17.38                        NYSE
4/19/99              (same)              5400            14.125              17.42                        NYSE
4/20/99              (same)              8000            13.9375             17.19                        NYSE
4/21/99              (same)              4000            13.875              17.16                        NYSE
4/23/99              (same)              2000            14                  17.14                        NYSE
4/26/99              (same)              2200            14                  17.37                        NYSE
4/28/99              (same)               200            14.125              17.65                        NYSE
4/29/99              (same)             10200            14.125              17.51                        NYSE
4/30/99              (same)              1900            14                  17.51                        NYSE

Total                                   93600
---------------------------------------------------------------------------------------------------------------------

REMARKS:                                  Swiss Helvetia Fund, Inc.
                                    ---------------------------------------
                                            Name of Registrant

                                 By   /s/ Rudolf S. Millisits
                                    ---------------------------------------
                                                 (Name)

Date of Statement:  May 5, 1999                  Vice President
                  -------------------        ------------------------------

Potention persons who are to respond to the collection of information contained
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                                                                SEC 1580 (5-97)